Stock-Based Compensation - Schedule of Stock Option Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares, Granted	1,031,567	248,603
Number of Shares, Forfeited	(6,716)
Number of Shares, Ending Balance	1,273,454	248,603
Number of Shares, Options exercisable as of September 30, 2023	181,171
Number of Shares, Options vested and expected to vest as of September 30, 2023	1,092,283
Weighted-Average Exercise Price, Granted	$ 8.44	$ 5.92
Weighted-Average Exercise Price, Forfeited	7.55
Weighted-Average Exercise Price, Outstanding, Ending balance	7.95	$ 5.92
Weighted-Average Exercise Price, Options exercisable as of September 30, 2023	7.18
Weighted-Average Exercise Price, Options vested and expected to vest as of September 30, 2023	$ 8.08
Weighted Average Remaining Contractual Term	9 years 3 months 18 days	9 years 8 months 12 days
Weighted Average Remaining Contractual Term, Options exercisable as of September 30, 2023	9 years 1 month 6 days
Weighted Average Remaining Contractual Term, Options vested and expected to vest as of September 30, 2023	9 years 4 months 24 days
Aggregate Intrinsic Value, Ending Balance	$ 621	$ 194
Aggregate Intrinsic Value, Options exercisable as of September 30, 2023	229
Aggregate Intrinsic Value, Options vested and expected to vest as of September 30, 2023	$ 392